SEGMENT INFORMATION (Tables)	6 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF INTEGRATED CROSS BORDER LOGISTICS REVENUE

	For the six months ended March 31,
	2023		2024
Australia	$7,901,347	89.1%	$6,586,518	86.0%
New Zealand	1,021,877	10.9%	1,073,019	14.0%
Total integrated cross-border logistics revenue	$8,923,224	100.0%	$7,659,537	100.0%